Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest and Dividend Income
Loans, including fees	$ 12,458	$ 14,364	$ 28,185	$ 32,085	$ 33,711
Investment securities, taxable	859	720	1,487	990	848
Investment securities, tax-exempt	10	15	23	35	77
Dividends, restricted stock	1	0	0	0	0
Interest-bearing cash accounts	18	19	31	38	65
Total Interest and Dividend Income	13,346	15,118	29,726	33,148	34,701
Interest Expense
Deposits	3,542	4,532	8,453	10,114	13,478
Short-term borrowings	0	0	0	8	0
Long-term borrowings	862	879	1,745	3,519	5,203
Total Interest Expense	4,404	5,411	10,198	13,641	18,681
Net Interest Income	8,942	9,707	19,528	19,507	16,020
Provision for Loan Losses	25	10,042	12,392	9,367	2,280
Net Interest Income (Loss) after Provision for Loan Losses	8,917	(335)	7,136	10,140	13,740
Other Income
Service charges and other fees	468	471	892	1,279	1,432
Rental income - other real estate owned	399	0	0	0	0
Rental income - other	133	130	267	254	255
Gain (loss) on sale of investments, net	623	0	0	(13)	29
Gain on disposal of fixed assets	0	0	0	0	8
(Loss) gain on sale of other real estate owned, net	(21)	(7)	23	(142)	(225)
Earnings on bank-owned life insurance	266	277	547	563	514
Total Other Income	1,868	871	1,729	1,941	2,013
Other Expense
Salaries and employee benefits	3,312	3,157	6,397	6,396	6,444
Occupancy expense	1,048	1,109	2,150	1,834	1,864
Federal deposit insurance premium	453	703	1,141	1,391	770
Advertising	422	425	737	736	674
Data processing	620	562	1,132	1,464	1,212
Professional fees	914	844	1,832	1,037	1,014
Other real estate owned expense	1,013	1,233	3,209	2,302	532
Other operating expenses	945	925	1,958	1,945	1,991
Total Other Expenses	8,727	8,958	18,556	17,105	14,501
Income (Loss) before income tax expense (benefit)	2,058	(8,422)	(9,691)	(5,024)	1,252
Income tax expense (benefit)	588	(2,979)	(3,579)	(1,895)	242
Net Income (Loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Basic Earnings (Loss) Per Share	$ 0.25	$ (0.92)	$ (1.04)	$ (0.53)	$ 0.17
Dividends Declared Per Share	$ 0	$ 0.03	$ 0.03	$ 0.12	$ 0.14